Debt and Capital Lease Obligations (Principal Payments on Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions	$ 890.2
Maturities of Long-term Debt [Abstract]
Payments on long-term debt, 2012	64.6	[1]
Payments on long-term debt, 2013	30.8	[1]
Payments on long-term debt, 2014	28.6	[1]
Payments on long-term debt, 2015	51.0	[1]
Payments on long-term debt, 2016	206.7	[1]
Payments on long-term debt, Thereafter	771.2	[1]
Payments on long-term debt, Total	1,152.9	[1]
Solar Energy [Member]
Maturities of Long-term Debt [Abstract]
Other System Financing transactions	119.7		27.6
Solar Energy [Member] | Other System Financing [Member]
Maturities of Long-term Debt [Abstract]
Long-term Debt, Current Maturities	17.6
Long-term Debt, Excluding Current Maturities	$ 102.1

[1]	Included in maturities of long-term debt is $119.7 million of maturities relating to other system financing transactions that represent the contract price for solar energy systems under existing sales contracts that contain certain contractual provisions that preclude sale treatment under real estate accounting rules. We account for these transactions as financings of $17.6 million and $102.1 million that will mature upon the expiration of the contractual provisions that preclude sale treatment in years 2015 and thereafter, respectively. These could become payment obligations in the event we default under the executed sales agreement, and the buyer may execute its contractual option to put (sell) the project back to SunEdison for a full refund of the contract price.